Impairment losses/(reversal) for Passenger Vehicle segment and other provisions	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Impairment losses/(reversal) for Passenger Vehicle segment and other provisions
18.	Impairment losses/(reversal) for Passenger Vehicle segment and other provisions

(a)	Impairment of Passenger Vehicle segment
The Company tests its passenger vehicle cash generating unit (CGU) for impairment at least annually and more frequently when there is an indication of impairment. An impairment loss is recognized if the recoverable amount is lower than the carrying value. The company also periodically assesses if there are any triggers for reversal of previously recognised impairment loss. A reversal of impairment loss is recognised if there is a trigger for reversal and the recoverable value exceeds the carrying value.
As at March 31, 2021, the Company identified certain triggers for reversal of the previously recorded impairment based on both external and internal indicators. Accordingly, the Company reassessed its estimates and determined the recoverable value for this CGU considering the significant improvement in the performance and outlook of the business when compared with the assumed performance at the time when the impairment loss was recorded. Based on this reassessment, the Company has reversed the initially recognised impairment for this CGU.
The key drivers for this improved performance include:

1	New and Improved product portfolio

2	Product positioning in segments where the Company did not have a presence earlier

3	Revamp of dealer and service network

4	Capacity de-bottlenecking

5	Cost reduction initiatives
In addition to the above, the post COVID pent up demand was a tailwind and the changing consumer preference towards personal mobility as well as changes to the economic outlook have improved the outlook on the industry. A combination of these factors enabled the Company to enhance it’s market share to 8.1% for the year ended March 31, 2021.
The recoverable value was determined using the Fair value less cost of disposal (“FVLCD”). CGU’s FVLCD has been valued using Comparable Company Market Multiple method (CCM). The average of enterprise value to sales multiple of Comparable Companies applied to actual sales of the CGU for year ended March 31, 2021 has been considered as the FVLCD as per CCM. The fair value of the CGU is as follows:

As at March 31,
2021
(in millions)
Recoverable amount	146,186.0
The approach and key (unobservable) assumptions used to determine the CGU’s FVLCD were as follows:
The carrying value of the CGU was Rs.49,109.9 million as at March 31, 2021, compared with the recoverable value of Rs.146,186.0 million, determined by FVCLD and Rs.105,880.0 million as per VIU.

As at March 31,
2021
Enterprise value to Sales multiple	1.27
The impairment loss recognised was subsequently reversed in the year ended March 31, 2021 was as follows:

As at March 31,
2021
(in millions)
Property, plant and equipment (refer note 13)	(1,881.3)
Right of use assets (refer note 14)	(120.5)
Other intangible assets (refer note 16)	(1,711.7)
Total	(3,713.5)

Sensitivity to key assumptions
The change in the following assumptions used in the impairment review would, in isolation, lead to a change in FVCLD as at March 31, 2021 (although it should be noted that these sensitivities do not take account of potential mitigating actions):

As at March 31,
2021
(in millions)
Decrease in Enterprise value (EV) to Sales multiple by 10%	14,618.6

(b)	Other provisions
As at March 31, 2021, the Company has reassessed the onerous provision created and based on revised volume projection a reversal of provision aggregating
Rs.7,770.0
million has been accounted and also made provision for estimated supplier claims of
Rs.1,140.0
million.

During the year ended March 31, 2023, the company completed the negotiations and accordingly reversed Rs.610.3 million and transferred the balance provision to liability.

(c)	Reversal of Impairment in subsidiaries
As part of slump sale (passenger vehicle undertaking), the investments in both these subsidiaries have been transferred to Tata Motors Passenger Vehicle Limited, a wholly owned subsidiary of the Company, w.e.f. January 1, 2022. These subsidiaries have been transferred to Tata Passenger Electric Mobility Ltd., a wholly owned subsidiary of the Company. Considering the business plans for these subsidiaries, the Company reassessed the recoverable value of assets belonging to Tata Motors European Technical Centre PLC (TMETC) and accordingly provision for impairment towards the assets is reversed amounting to Rs.2,143.9 million (£23.57 million). During March 31, 2022, the Company reassessed the recoverable value of TMETC business and accordingly reversed the provision of impairment of
Rs.381.8 million (£3.8 million) and also reversed the impairment to the tune of Rs.480.8 million (€5.6 million) with respect to Trilix.